       [GRAPHIC]

       Smith Barney
       New Jersey
       Municipals
       Fund Inc.

       -------------
       ANNUAL REPORT
       -------------

       March 31, 1999

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(R)

Smith Barney
New Jersey
Municipals
Fund Inc.

                                   [PHOTO]                       [PHOTO]

                                   HEATH B.                      JOSEPH P.
                                   MCLENDON                      DEANE

                                   Chairman                      Vice President

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney New Jersey Municipals Fund Inc. ("Fund") for the year ended March 31, 1999. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Please note that on February 2, 1999, Joseph P. Deane assumed management responsibilities for the Fund. Mr. Deane has more than 28 years of investment experience and currently manages the Smith Barney Managed Municipals Fund among many others.

Performance Update
For the year ended March 31, 1999, the Class A shares of the Fund had a total return of 5.41%, without the effects of sales charges and outperformed its Lipper Inc. peer group average total return of 4.97% for the same period. (Lipper is an independent fund-tracking organization.) Over the twelve months covered by the report, the Fund distributed income dividends totaling $0.66 per Class A share.

Based on its net asset value ("NAV") of $13.26 as of March 31, 1999 for Class A shares, and the current monthly income dividend rate of $0.053 per Class A share, this equates to an annualized yield of 4.80%. For a New Jersey State resident in the combined federal and state income tax bracket of 42.37%, the Fund's tax-free yield of 4.80% is equivalent to a taxable yield of 8.33%. (This figure assumes a federal income tax bracket of 36%.)

Market Overview and Outlook
For bonds, 1999 has certainly gotten off to a more challenging start than we had originally anticipated. The main story in the municipal bond market has been that it has traded in a very narrow range. The central core of the New Jersey Municipal Fund's portfolio remains primarily high-grade securities with intermediate maturities. We have bought some longer maturity bonds


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   1
recently to be better positioned for the better market conditions we expect between now and mid-summer.

We anticipate that the U.S. economy should start to slow down in the months ahead and with Federal Reserve Board ("Fed") monetary policy on hold, we could see some price appreciation over the next few months. Over the longer term, we still remain cautious and will not tinker with our core portfolio for that reason.

We are more sanguine about the U.S. Treasury market that sets the tone for all other fixed income markets. The levels that the market rose to in early fall were driven primarily by emotion rather than economic fundamentals. In our view, this was caused by hedge funds covering short positions.

We may now be returning to a more predictable environment. The early increase in rates has put the U.S. Treasury market more in line with economic fundamentals. The U.S. economy remains strong and the Fed is on hold. This makes some sense and provides investors with a more normal positively sloped yield curve. (The yield curve shows the difference between the yields of varying maturities.)

The current pattern of trading in municipal bonds should not change. In bond market rallies, municipal bonds will underperform versus U.S. Treasuries. Yet the direct opposite will hold true if we experience any upward pressures on rates. We therefore expect some upside potential from municipal bonds in the near term, but not too much. Over the longer term, we want a portfolio that possesses liquidity with less risk and offers investors some downside protection.

New Jersey Economic Highlights
At the beginning of the year, Moody's Investor Services, Inc. assigned New Jersey an "Aa1" rating for the state's general obligation bonds. (Moody's Investors Services, Inc. is a major credit reporting and bond-rating agency.) According to Moody's, "this high-quality rating is a product of the state's large and diverse economy, high personal income levels and record of strong financial controls producing sound results and sizeable ending balances."

The rating outlook for New Jersey remains stable, a reflection of the view by Moody's that the Garden State is moderately well positioned to maintain budgetary discipline if the economy slows down because of healthy fund balances, the final implementation of multi-year income tax cuts and the apparent end of court-ordered increases in school operations funding.

Investment Strategy
The investment objective of the Fund is to provide New Jersey investors with as high a level of income exempt from federal and New Jersey personal income taxes as is consistent with prudent investment management and the preservation of capital.


--------------------------------------------------------------------------------
2                                             1999 Annual Report to Shareholders

We do not intend to sell any bonds that we believe have low costs and high current yields. Yet we do plan to analyze and monitor the lower-rated debt we own in the hospital industry and to slowly eliminate our zero coupon bond holdings. In today's near perfect bond market conditions, zero coupon bonds are acceptable; yet, in a more hostile environment, they can be very illiquid. If market conditions change and rates rise, we should then have greater flexibility to restructure the Fund's portfolio.

As of March 31, 1999, approximately 81.1% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard and Poor's Ratings Services or Moody's Investors Service Inc., and about 51.6% of the Fund's portfolio was invested in AAA-rated bonds, the highest rating. (Standard and Poor's Ratings Services and Moody's Investors Service are two major credit reporting and bond rating agencies.) The Fund's largest holdings are concentrated in hospital bonds (25.9%), industrial development bonds (15.2%) and education bonds (12.3%). The Fund's average weighted maturity was 20.8 years as of March 31, 1999.

In closing, thank you for investing in the Smith Barney New Jersey Municipals Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon                   /s/ J P Deane

Heath B. McLendon                       Joseph P. Deane
Chairman                                Vice President

May 5, 1999


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

              Net Asset Value
            ------------------
            Beginning    End     Income     Capital Gain    Return      Total
Year Ended   of Year   of Year  Dividends  Distributions  of Capital  Returns(1)
================================================================================
3/31/99      $13.44     $13.26     $0.66        $0.23         $0.00       5.41%
--------------------------------------------------------------------------------
3/31/98       12.92      13.44      0.71         0.06          0.00      10.20
--------------------------------------------------------------------------------
3/31/97       12.88      12.92      0.68         0.00          0.00       5.74
--------------------------------------------------------------------------------
3/31/96       12.62      12.88      0.70         0.00          0.00       7.77
--------------------------------------------------------------------------------
3/31/95       12.55      12.62      0.70         0.00          0.00       6.37
--------------------------------------------------------------------------------
3/31/94       13.16      12.55      0.70         0.15          0.00       1.66
--------------------------------------------------------------------------------
3/31/93       12.44      13.16      0.75         0.14          0.01      13.49
--------------------------------------------------------------------------------
3/31/92       12.17      12.44      0.77         0.13          0.04      10.22
--------------------------------------------------------------------------------
3/31/91       11.92      12.17      0.83         0.05          0.01       9.89
--------------------------------------------------------------------------------
3/31/90       11.67      11.92      0.82         0.03          0.00       9.62
================================================================================
Total                              $7.32        $0.79         $0.06
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

              Net Asset Value
            ------------------
            Beginning    End     Income     Capital Gain    Return      Total
Year Ended   of Year   of Year  Dividends  Distributions  of Capital  Returns(1)
================================================================================
3/31/99      $13.44     $13.25     $0.59        $0.23         $0.00       4.80%
--------------------------------------------------------------------------------
3/31/98       12.92      13.44      0.64         0.06          0.00       9.66
--------------------------------------------------------------------------------
3/31/97       12.88      12.92      0.62         0.00          0.00       5.23
--------------------------------------------------------------------------------
3/31/96       12.62      12.88      0.63         0.00          0.00       7.20
--------------------------------------------------------------------------------
3/31/95       12.55      12.62      0.62         0.00          0.00       5.76
--------------------------------------------------------------------------------
3/31/94       13.16      12.55      0.63         0.15          0.00       1.15
--------------------------------------------------------------------------------
Inception*
- 3/31/93     12.75      13.16      0.27         0.14          0.01       6.60+
================================================================================
Total                              $4.00        $0.58         $0.01
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares(2)
--------------------------------------------------------------------------------

              Net Asset Value
            ------------------
            Beginning    End     Income     Capital Gain    Return      Total
Year Ended   of Year   of Year  Dividends  Distributions  of Capital  Returns(1)
================================================================================
3/31/99      $13.43     $13.25     $0.58        $0.23         $0.00       4.78%
--------------------------------------------------------------------------------
3/31/98       12.92      13.43      0.63         0.06          0.00       9.50
--------------------------------------------------------------------------------
3/31/97       12.88      12.92      0.61         0.00          0.00       5.17
--------------------------------------------------------------------------------
3/31/96       12.62      12.88      0.63         0.00          0.00       7.17
--------------------------------------------------------------------------------
Inception*
- 3/31/95     11.86      12.62      0.18         0.00          0.00       8.01+
================================================================================
Total                              $2.63        $0.29         $0.00
================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


--------------------------------------------------------------------------------
4                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                     Without Sales Charge(1)
                                                  ------------------------------
                                                  Class A   Class B   Class L(2)
================================================================================
Year Ended 3/31/99                                  5.41%     4.80%      4.78%
--------------------------------------------------------------------------------
Five Years Ended 3/31/99                            7.08      6.52        N/A
--------------------------------------------------------------------------------
Ten Years Ended 3/31/99                             7.99       N/A        N/A
--------------------------------------------------------------------------------
Inception* through 3/31/99                          8.20      6.30       8.08
================================================================================

                                                       With Sales Charge(3)
                                                  ------------------------------
                                                  Class A   Class B   Class L(2)
================================================================================
Year Ended 3/31/99                                  1.20%     0.37%      2.72%
--------------------------------------------------------------------------------
Five Years Ended 3/31/99                            6.22      6.36        N/A
--------------------------------------------------------------------------------
Ten Years Ended 3/31/99                             7.54       N/A        N/A
--------------------------------------------------------------------------------
Inception* through 3/31/99                          7.79      6.30       7.83
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                     Without Sales Charge(1)
================================================================================
Class A (3/31/89* through 3/31/99)                           115.65%
--------------------------------------------------------------------------------
Class B (Inception* through 3/31/99)                          47.84
--------------------------------------------------------------------------------
Class L (Inception* through 3/31/99)(2)                       39.68
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)   On June 12, 1998, Class C shares were renamed Class L shares.
(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively. Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B and L shares are April 22, 1988, November 6, 1992 and December 13, 1994, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   5

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

              Growth of $10,000 Invested in Class A Shares of the
                 Smith Barney New Jersey Municipals Fund Inc.
                   vs. Lehman Brothers Municipal Bond Index+

                            March 1989 -- March 1999

                                    [GRAPHIC]

                Smith Barney New Jersey            Lehman Brothers
                  Municipals Fund Inc.           Municipal Bond Index
-----------------------------------------------------------------------
3/31/89                $ 9,597                         $10,000
3/90                    10,520                          11,055
3/91                    11,560                          12,074
3/92                    12,740                          13,281
3/93                    14,459                          14,943
3/94                    14,698                          15,289
3/95                    15,634                          16,427
3/96                    16,849                          17,804
3/97                    17,817                          18,773
3/98                    19,634                          20,784
3/99                    20,696                          22,073


+ Hypothetical illustration of $10,000 invested in Class A shares on March 31, 1989, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through March 31, 1999. The Lehman Brothers Municipal Bond Index is a broad-based, total return index comprised of investment grade, fixed rate municipal bonds selected from issues larger than $50 million dated since January 1984. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
6                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                                  March 31, 1999
--------------------------------------------------------------------------------

Portfolio Breakdown

                                  [PIE CHART]

                      Solid Waste                2.4%
                      Life Care                  5.0%
                      General Obligation        11.1%
                      Hospital                  25.9%
                      Utilities                 10.0%
                      Other                      6.3%
                      Water & Sewer              0.7%
                      Education                 12.3%
                      Industrial Development    15.2%
                      Pollution Control          2.3%
                      Housing                    3.2%
                      Transportation             5.6%

Summary of Investments by Combined Ratings

                                    Standard &             Percentage of
    Moody's        and/or             Poor's             Total Investments
--------------------------------------------------------------------------------
     Aaa                               AAA                      51.6%
     Aa                                 AA                      10.8
     A                                  A                        1.7
     Baa                               BBB                      17.0
     Ba                                 BB                       3.0
     B                                  B                        0.7
   VMIG 1                              A-1                       0.3
     NR                                 NR                      14.9
                                                               -----
                                                               100.0%
                                                               =====


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   7

--------------------------------------------------------------------------------
Schedule of Investments                                           March 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                      SECURITY                                        VALUE
===================================================================================================
Education -- 12.3%
                       East Orange, Board of Education, COP, FSA-Insured:
$1,400,000  AAA           Zero coupon due 8/1/14                                       $    663,250
 1,000,000  AAA           Zero coupon due 8/1/15                                            446,250
 1,845,000  AAA           Zero coupon due 2/1/19                                            668,812
 2,845,000  AAA           Zero coupon due 2/1/23                                            839,275
 1,000,000  AAA           Zero coupon due 8/1/23                                            287,500
 2,845,000  AAA           Zero coupon due 2/1/27                                            682,800
 1,300,000  AAA           5.000% due 2/1/14                                               1,311,375
   750,000  AAA        Hamilton Township, Mercer County, Board of Education,
                          COP, Series B, FSA-Insured, 7.000% due 12/15/15                   809,062
 1,000,000  AAA        Lumberton Township School District COP, MBIA-Insured,
                         6.100% due 10/1/13                                               1,072,500
                       New Jersey EDA, Revenue:
 1,030,000  AAA           Educational Testing Service, Series A,
                             4.750% due 5/15/25                                             984,938
   575,000  Aa3*          Princeton Montessori Society, LOC Banque National
                             De Paris, Series S, 6.500% due 6/1/12                          609,500
                       New Jersey State Educational Facilities Authority Revenue:
 1,000,000  NR            Caldwell College, Series A, 7.250% due 7/1/25                   1,077,500
2,700,000   NR            Fairleigh Dickinson University, Series C,
                             6.625% due 7/1/23                                            2,824,875
   550,000  BBB              Monmouth University, Series D, 5.125% due 7/1/24               539,000
 4,365,000  AAA           Richard Stockton College, Series F, AMBAC-Insured,
                             5.400% due 7/1/21                                            4,506,863
 1,250,000  AAA           Seton Hall University Project, Series F, AMBAC-Insured,
                             5.000% due 7/1/21                                            1,245,313
                          St. Peters College, Series B:
 1,000,000  BBB              5.375% due 7/1/18                                              998,750
 2,000,000  BBB              5.500% due 7/1/27                                            2,012,500
 2,385,000  AAA        New Jersey State Higher Education Assistance
                          Authority, Student Loan Revenue, New Jersey Class
                          Loan Program, Series A, MBIA-Insured,
                             5.800% due 6/1/16(b)                                         2,492,325
 2,200,000  AAA        Perth Amboy Board of Education, COP, FSA-Insured,
                          5.000% due 12/15/17                                             2,197,250
                       Rutgers State University Revenue:
   600,000  AA            Refunding, Series A, 6.400% due 5/1/13                            696,750
                          Series U:
 1,810,000  AAA++            5.000% due 5/1/20                                            1,807,738
 1,905,000  AAA++            5.000% due 5/1/21                                            1,897,856
---------------------------------------------------------------------------------------------------
                                                                                         30,671,982
---------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                      SECURITY                                        VALUE
===================================================================================================
General Obligation -- 11.1%
$  200,000  AAA        Hudson County GO, FGIC-Insured, 6.550% due 7/1/10               $    236,750
   500,000  AAA        Jersey City GO, Series 1991B, FSA-Insured,
                          8.400% due 5/15/06                                                628,125
   650,000  AAA        Lakewood Township School District, GO, Series 92,
                          AMBAC-Insured, 6.250% due 2/15/11                                 751,562
                       Morris Township GO:
   550,000  Aa1*          6.550% due 7/1/09                                                 649,000
   550,000  Aa1*          6.550% due 7/1/10                                                 654,500
   500,000  Aa1*          6.550% due 7/1/11                                                 593,125
                       New Jersey State GO:
 2,500,000  AA+           Series D, 8.000% due 2/15/07                                    3,131,250
 9,000,000  AA+           4.500% due 2/1/18                                               8,538,750
 1,500,000  AAA        North Bergen Township GO, FSA-Insured,
                          8.000% due 8/15/07                                              1,886,250
                       Parsippany-Troy Hills Township GO, MBIA-Insured:
   550,000  AAA           5.000% due 12/1/16                                                556,875
   565,000  AAA           5.000% due 12/1/17                                                568,531
 4,620,000  AAA        Plainfield Board of Education, GO, FSA-Insured,
                          5.000% due 8/1/20                                               4,608,450
                       Randolph Township School District, GO, FGIC-Insured:
 1,000,000  AAA           5.000% due 8/1/17                                               1,006,250
 1,000,000  AAA           5.000% due 8/1/18                                               1,003,750
   500,000  AAA        South Amboy GO, MBIA-Insured,
                          6.375% due 12/1/10                                                544,375
   854,000  AAA        Weehawken Township GO, FSA-Insured,
                          6.350% due 7/1/07                                                 912,713
                       West Windsor/Plainsboro GO, Regional School District:
   180,000  AA            6.750% due 4/1/06                                                 208,575
   490,000  AA            6.750% due 4/1/07                                                 573,913
   435,000  AA            6.800% due 4/1/08                                                 516,563
   170,000  AA            6.800% due 4/1/09                                                 203,363
---------------------------------------------------------------------------------------------------
                                                                                         27,772,670
---------------------------------------------------------------------------------------------------
Hospital -- 25.9%
                       Camden County Improvement Authority Revenue:
 3,775,000  Ba2*          Health Care Redevelopment Project, Cooper Health,
                             5.875% due 2/15/15                                           3,392,780
 1,000,000  AAA           Health Systems, Catholic Health East, Series B,
                             AMBAC-Insured, 5.000% due 11/15/18                             995,000
 2,500,000  AAA        New Jersey EDA, Nursing Home Revenue,
                          RWJ Health Care Corp., FSA-Insured, 6.500% due 7/1/24           2,768,750
                       New Jersey Health Care Facilities Financing
                          Authority Revenue:
 2,715,000  AAA              Barnert Hospital, MBIA/FHA-Insured,
                                5.000% due 8/1/25                                         2,670,881

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   9

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                      SECURITY                                        VALUE
===================================================================================================
Hospital -- 25.9% (continued)
                       Bayonne Hospital Obligation Group, FSA-Insured:
$1,300,000  Aaa*          4.750% due 7/1/18                                            $  1,256,125
 2,250,000  Aaa*          4.750% due 7/1/27                                               2,131,875
                       Burdett Tomlin Memorial Hospital, Series D,
                          FGIC-Insured:
 1,400,000  AAA              6.500% due 7/1/12                                            1,498,000
   850,000  AAA              6.500% due 7/1/21                                              908,437
                       Cathedral Health Services Inc., MBIA/FHA-Insured,
 2,500,000  AAA           5.250% due 8/1/21                                               2,537,500
 3,000,000  AAA        Catholic Health East, Series E, AMBAC-Insured,
                          5.000% due 11/15/28                                             2,955,000
                       Columbus Hospital, Series A:
   600,000  B             7.200% due 7/1/01                                                 604,548
 1,000,000  B             7.500% due 7/1/21                                               1,037,500
 2,300,000  Baa2*      Deborah Heart & Lung Center, 6.300% due 7/1/23                     2,438,000
   750,000  BBB+       East Orange General Hospital, Series B,
                          7.750% due 7/1/20                                                 788,437
                       Hackensack University Medical Center, MBIA-Insured:
 3,100,000  AAA           Series A, 5.000% due 1/1/21                                     3,053,500
 1,250,000  AAA           Series B, 5.200% due 1/1/28                                     1,265,625
                       Medical Center at Princeton Obligation Group,
                          AMBAC-Insured:
 1,000,000  AAA              5.000% due 7/1/23                                              985,000
 1,000,000  AAA              5.000% due 7/1/28                                              985,000
   825,000  AAA        Medical Center of Ocean County, FSA-Insured,
                          6.750% due 7/1/20                                                 884,812
   825,000  AAA        Muhlenberg Regional Medical Center, Series B,
                          AMBAC-Insured, 8.000% due 7/1/18                                  842,185
   370,000  Ba3*       Newcomb Medical Center, Series A,
                          7.875% due 7/1/03                                                 387,575
                       Pascack Valley Hospital Association:
 2,000,000  BBB           5.125% due 7/1/18                                               1,932,500
 5,000,000  BBB           5.125% due 7/1/28                                               4,718,750
 3,700,000  NR         Raritan Bay Medical Center, 7.250% due 7/1/27                      3,908,125
                       St. Barnabas Hospital Obligation Group, MBIA-Insured:
   750,000  AAA           Zero coupon due 7/1/16                                            317,812
 3,700,000  AAA           Zero coupon due 7/1/17                                          1,475,375
 3,450,000  AAA           Zero coupon due 7/1/23                                            996,187
                       St. Barnabas Medical Center, MBIA-Insured:
 2,500,000  Aaa*          Series A, 5.000% due 7/1/23                                     2,468,750
 4,625,000  AAA           Series B, 5.000% due 7/1/24                                     4,572,969
 2,000,000  BBB        St. Elizabeth's Hospital, 6.000% due 7/1/14                        2,092,500
 2,750,000  Baa1*      St. Mary Hospital, 5.875% due 7/1/12                               2,846,250
 1,150,000  AAA        Somerset Medical Center, Series A, FGIC-Insured,
                          5.200% due 7/1/24                                               1,155,750

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                      SECURITY                                        VALUE
===================================================================================================
Hospital -- 25.9% (continued)
$2,000,000  Baa1*            Southern Ocean County Hospital, Series A,
                                6.250% due 7/1/23                                      $  2,132,500
 1,500,000  AAA        University Medicine & Dentistry, Series A, MBIA-Insured,
                          5.000% due 9/1/22                                               1,486,875
---------------------------------------------------------------------------------------------------
                                                                                         64,490,873
---------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 2.2%
 1,500,000  AAA        Newark Housing Financing Corp., Mortgage Revenue,
                          Refunding, Manor Apartments, Series A, FHA-Insured,
                          7.500% due 2/15/24                                              1,636,875
                       New Jersey State Housing & Mortgage Finance Agency,
                          Multi-Family Housing Revenue:
 2,550,000  AAA              Presidential Plaza, Series 1, FHA-Insured,
                                7.000% due 5/1/30(b)                                      2,763,563
 1,000,000  AA               Regency Park Project, Series H, GNMA-Collateralized,
                                7.700% due 11/1/30                                        1,031,730
---------------------------------------------------------------------------------------------------
                                                                                          5,432,168
---------------------------------------------------------------------------------------------------
Housing: Single-Family -- 1.0%
 1,940,000  AAA        New Jersey State Housing & Mortgage Finance Agency
                          Revenue, Home Buyer, Series R, MBIA-Insured,
                          5.750% due 4/1/17(c)                                            2,044,275
   425,000  AAA        Virgin Islands HFA, Single-Family Mortgage Revenue,
                          Series A, GNMA-Collateralized, 6.500% due
                          3/1/25(b)                                                         449,969
---------------------------------------------------------------------------------------------------
                                                                                          2,494,244
---------------------------------------------------------------------------------------------------
Industrial Development -- 15.2%
   650,000  BBB+       Essex County Improvement Authority, Lease Revenue,
                          6.600% due 4/1/14                                                 724,750
                       New Jersey EDA, EDR:
 1,495,000  BBB+          Preston Trucking Co., 6.500% due 9/1/14                         1,616,469
   995,000  Aaa*          Series L, 7.100% due 12/1/11(b)                                 1,067,137
 1,600,000  NR            Station Plaza Park and Ride LP Project,
                             6.625% due 7/1/03(b)                                         1,672,000
 1,000,000  NR            Trane Division, 1990 Project, 9.500% due 9/1/00                 1,055,000
 1,500,000  NR            Zirbser-Greenbriar Inc., Series A, 7.375% due 7/15/03           1,601,250
 1,500,000  BB+        New Jersey EDA, Electric Energy Facility Revenue,
                          Vineland Cogeneration LP Project, 7.875% due 6/1/19             1,635,000
 1,000,000  AAA        New Jersey EDA, Natural Gas Facilities Revenue, NUI Corp.,
                           Series A, AMBAC-Insured, 6.350% due 10/1/22                    1,103,750
                       New Jersey EDA, Revenue:
                          Cadbury Corp. Project, ACA-Insured, Series A:
   750,000  A                5.500% due 7/1/18                                              772,500
 1,250,000  A                5.500% due 7/1/28                                            1,287,500
   970,000  Aa3*          Economic Growth, Series A, LOC Banque
                             Nationale de Paris, 6.550% due 12/1/07(b)                    1,029,412

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  11

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                      SECURITY                                        VALUE
===================================================================================================
Industrial Development -- 15.2% (continued)
                          First Mortgage, Fellowship Village, Series A:
$2,000,000  BBB              5.500% due 1/1/18                                         $  1,982,500
 2,500,000  BBB              5.500% due 1/1/25                                            2,456,250
                          Harrogate Inc., Series A:
 2,000,000  BBB              5.750% due 12/1/16                                           2,047,500
 1,500,000  BBB              5.875% due 12/1/26                                           1,539,375
 1,000,000  A+            Morris Hall/St. Lawrence Project, Series A,
                             LOC Corestates First Bank, 6.250% due 4/1/25                 1,053,750
 4,000,000  NR            Sr. Mortgage, Arbor Glen, Series A,
                             6.000% due 5/15/28                                           3,910,000
 3,890,000  BBB        New Jersey EDA, Special Facility Revenue, Continental
                          Airlines Inc. Project, 5.500% due 4/1/28(b)                     3,880,275
 1,000,000  AAA        New Jersey EDA, State Contract, Economic Recovery
                          Revenue, Series A, FSA-Insured, 6.000%
                          due 3/15/21                                                     1,072,500
 5,000,000  Aaa*       New Jersey EDA, State Lease Revenue, Bergen County
                          Administration Complex, MBIA-Insured,
                          4.750% due 11/15/26                                             4,775,000
 1,500,000  BBB+       New Jersey EDA, Terminal Revenue, GATX Terminal
                          Corp., Series 1994, 7.300% due 9/1/19                           1,695,000
---------------------------------------------------------------------------------------------------
                                                                                         37,976,918
---------------------------------------------------------------------------------------------------
Life Care -- 5.0%
                       New Jersey EDA Revenue, First Mortgage, Keswick Pines:
 2,885,000  NR            5.700% due 1/1/18                                               2,877,787
 2,800,000  NR            5.750% due 1/1/24                                               2,775,500
                       New Jersey EDA, EDR:
 1,000,000  Aaa*          Eagle Rock Convalescent, Inc., GNMA-Collateralized,
                             7.375% due 12/20/06                                          1,076,250
 5,250,000  BBB-          Refunding United Methodist Homes, 5.125% due 7/1/2              4,875,937
   755,000  AAA        New Jersey Health Care Facilities Financing Authority
                          Revenue, Spectrum for Living, Series B, FHA-Insured,
                          6.500% due 2/1/22                                                 805,962
---------------------------------------------------------------------------------------------------
                                                                                         12,411,436
---------------------------------------------------------------------------------------------------
Miscellaneous -- 6.3%
   615,000  A          Atlantic City COP, Series 1991, 8.875% due 1/15/13                   852,544
 2,500,000  AAA        Atlantic County COP, Public Facilities Lease Agreements,
                          FGIC-Insured, 7.400% due 3/1/09(c)                              3,093,750
 1,000,000  AAA        Essex County Improvement Authority Parking
                          Facilities Revenue, AMBAC-Insured,
                          5.000% due 10/1/17                                                998,750
   240,000  A+         Hudson County Improvement Authority, (Essential
                          Purpose Pooled Governmental Loan Project),
                          Series 1986, Remarketed 11/1/90, 7.600% due 8/1/25                256,800

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                      SECURITY                                        VALUE
===================================================================================================
Miscellaneous -- 6.3% (continued)
$1,500,000  AAA        Middlesex County COP, MBIA-Insured,
                          5.000% due 2/15/19                                           $  1,490,625
 1,000,000  Aaa*       Morristown Parking Authority, Guaranteed Revenue,
                          FSA-Insured, 5.150% due 8/1/25                                  1,005,000
 1,700,000  AAA        New Brunswick Housing Authority, Lease Revenue,
                          Rutgers University, FGIC-Insured, 4.750% due 7/1/18             1,644,750
 1,000,000  AAA        New Brunswick Parking Authority Revenue, Series A,
                          FGIC-Insured, 6.500% due 9/1/19                                 1,091,250
   480,000  BBB++      New Jersey EDA, EDR, National Association of Accountants,
                          7.650% due 7/1/09                                                 507,600
 1,000,000  NR         New Jersey EDA, Waste Paper Recycling Revenue,
                          (Marcal Paper Mills Inc. Project), 8.500% due 2/1/10(b)         1,178,750
 3,000,000  NR         New Jersey Sports and Exposition Authority, Monmouth
                          Park, Refunding, Series A, 8.000% due 1/1/25                    3,645,000
---------------------------------------------------------------------------------------------------
                                                                                         15,764,819
---------------------------------------------------------------------------------------------------
Pollution Control -- 2.3%
                       Middlesex County Pollution Control Authority Financing
                          Revenue, Amerada Hess Corp.:
 1,000,000  NR               7.875% due 6/1/22                                            1,147,500
 2,000,000  NR               6.875% due 12/1/22(c)                                        2,145,000
 2,150,000  NR         New Jersey EDA, Revenue, Sewer Facilities,
                          Atlantic City Sewer Co., 7.250% due 12/1/11(b)                  2,340,812
---------------------------------------------------------------------------------------------------
                                                                                          5,633,312
---------------------------------------------------------------------------------------------------
Solid Waste -- 2.4%
 1,950,000  BB++       Atlantic County Utilities Authority, Solid Waste Revenue,
                          7.125% due 3/1/16                                               1,986,563
 2,500,000  Aa2*       Mercer County, Improvement Authority,
                          County Guaranteed Solid Waste Revenue,
                          5.750% due 9/15/16                                              2,675,000
 1,250,000  Aa3*       New Jersey EDA, Solid Waste Revenue Disposal Facility,
                          Garden State Paper Co., LOC Toronto Dominion Bank,
                          7.125% due 4/1/22                                               1,314,062
---------------------------------------------------------------------------------------------------
                                                                                          5,975,625
---------------------------------------------------------------------------------------------------
Transportation -- 5.6%
   800,000  Baa1*      Essex County Improvement Authority, Airport Project
                          Revenue, 6.800% due 11/1/21(b)                                    841,000
 1,250,000  AAA        New Brunswick Parking Authority Revenue, City Guaranteed
                          Parking, FGIC-Insured, 5.000% due 1/1/29                        1,239,062
 1,000,000  Baa1*      New Jersey EDA, EDR, (American Airlines Inc. Project),
                          7.100% due 11/1/31(b)                                           1,076,250
 3,030,000  Aa2*       New Jersey State Transportation Trust Fund Authority,
                          Transportation System, Series A, 5.000% due 6/15/17             3,033,788

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  13

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                      SECURITY                                        VALUE
===================================================================================================
Transportation -- 5.6% (continued)
                       Port Authority of New York & New Jersey:
$1,500,000  AA-           67th Series, 6.875% due 1/1/25                               $  1,549,200
                          Special Obligation Revenue:
 3,500,000  NR               5th Installment, 6.750% due 10/1/19(b)                       3,871,875
 2,000,000  AAA              96th Series, FGIC-Insured, 6.600% Due 10/1/23(b)             2,230,000
---------------------------------------------------------------------------------------------------
                                                                                         13,841,175
---------------------------------------------------------------------------------------------------
Utilities -- 10.0%
   700,000  Baa1*      Beachwood Sewer Authority Revenue, Junior Lien,
                          6.500% due 12/1/12                                                748,125
 1,000,000  AAA        Bordentown Sewer Authority Revenue, Series C,
                          MBIA-Insured, 6.900% due 12/1/16                                1,067,500
                       Camden County Municipal Utilities Authority,
                          Sewer Revenue, FGIC-Insured:
 1,500,000  AAA              5.250% due 7/15/16                                           1,546,875
 1,000,000  AAA              5.250% due 7/15/17                                           1,027,500
 2,500,000  AAA        Hamilton Township, Atlantic County Municipal Utilities
                          Authority, FGIC-Insured, 5.000% due 8/15/17                     2,496,875
 1,385,000  AAA        Kearny Municipal Utilities Authority Revenue,
                          FGIC-Insured, 7.300% due 11/15/18                               1,802,231
 1,000,000  AAA        Middlesex County Utilities Authority, Sewer Revenue,
                          Series A, MBIA-Insured, 6.250% due 8/15/10                      1,161,250
 2,465,000  Aaa*       Mount Holly Municipal Utilities Authority, Sewer
                          Revenue, MBIA-Insured, 4.750% due 12/1/28                       2,338,669
 1,000,000  AAA        New Jersey EDA, Natural Gas Facilities Revenue,
                          (New Jersey Natural Gas Co, Project) Series A,
                          AMBAC-Insured, 6.250% due 8/1/24                                1,101,250
   750,000  AAA        Old Bridge Township Municipal Utilities Authority Revenue,
                          FGIC-Insured, 6.400% due 11/1/09                                  822,188
 1,000,000  AAA        Southeast Morris County Municipal Utilities Authority,
                          Water Revenue, Series A, FGIC-Insured,
                          6.500% due 1/1/11                                               1,058,750
                       Union County Utilities Authority:
                          Sr. Lease Obligation, Ogden Martin, Series A:
 1,000,000  AAA              5.000% due 6/1/23(b)                                           977,500
 5,000,000  AAA              5.350% due 6/1/23(b)                                         5,081,250
                          Capital Appreciation, County Deficiency, Series A1:
 1,010,000  Aaa*             Zero coupon due 6/15/16(b)                                     427,988
 1,010,000  Aaa*             Zero coupon due 6/15/17(b)                                     406,525
 1,010,000  Aaa*             Zero coupon due 6/15/18(b)                                     378,750
 1,850,000  Aaa*          Capital Appreciation, County Deficiency, Series A2,
                               Zero coupon due 6/15/16(b)                                   783,938
                          Capital Appreciation, County Deficiency, Series C1:
   275,000  Aaa*             Zero coupon due 6/15/13                                        139,219
   275,000  Aaa*             Zero coupon due 6/15/14                                        133,031
   275,000  Aaa*             Zero coupon due 6/15/15                                        126,156

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                      SECURITY                                        VALUE
===================================================================================================
Utilities -- 10.0% (continued)
$  280,000  Aaa*          Zero coupon due 6/15/16                                      $    119,700
   275,000  Aaa*          Zero coupon due 6/15/17                                           111,719
   275,000  Aaa*          Zero coupon due 6/15/18                                           104,156
                       Capital Appreciation, County Deficiency, Series C2:
   310,000  Aaa*          Zero coupon due 6/15/13                                           158,100
   310,000  Aaa*          Zero coupon due 6/15/14                                           149,963
   310,000  Aaa*          Zero coupon due 6/15/15                                           142,213
   305,000  Aaa*          Zero coupon due 6/15/16                                           130,388
   310,000  Aaa*          Zero coupon due 6/15/17                                           125,938
   310,000  Aaa*          Zero coupon due 6/15/18                                           117,413
---------------------------------------------------------------------------------------------------
                                                                                         24,785,160
---------------------------------------------------------------------------------------------------
Water and Sewer -- 0.7%
                       New Jersey EDA Water Facilities Revenue:
   700,000  A-1+          Variable Refunding, (United Water New Jersey Inc.
                             Project), Series B, 2.550% due 11/1/25(d)                      700,000
 1,000,000  NR            American Water Co. Inc. Project, 7.400% due 11/1/01(b)          1,053,750
---------------------------------------------------------------------------------------------------
                                                                                          1,753,750
---------------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS -- 100%
                       (Cost -- $239,075,286**)                                        $249,004,132
===================================================================================================

(a) All ratings are by Standard & Poor's Rating Service, except those identified by an asterisk (*) or a double dagger (++), which are rated by Moody's Investor Services Inc. and Fitch Investor Services, Inc., respectively.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)   Security segregated by Custodian for open purchase commitments.
(d) Variable rate obligation payable at par on demand on no more than seven days notice.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 16 through 18 for definitions of ratings and certain security descriptions.

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  15

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Rating Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA   -- Bonds rated "AAA" have the highest rating assigned by Standard &
         Poor's. Capacity to pay interest and repay principal is extremely strong.

AA    -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A     -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB   -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB    -- Bonds rated "BB"have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa   -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A     -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa   -- Bonds that are rated "Baa" are considered as medium grade obligations,
         i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba    -- Bonds that are rated "Ba" are judged to have speculative elements;
         their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B     -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


--------------------------------------------------------------------------------
16                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited) (continued)
--------------------------------------------------------------------------------

Fitch Investors Services, Inc. ("Fitch") -- Rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AAA   -- Bonds rated AAA by Fitch have the lowest expectation of credit risk.
         The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events

BBB   -- Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capicity. This is the lowest investment grade category assigned by Fitch.

BB    -- Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

NR    -- Indicates that the bond is not rated by Standard & Poor's, Moody's or
         Fitch.

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1 -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1   -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 --Moody's highest rating for issues having a demand feature -- VRDO.

P-1   -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  17

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG    -- Association of Bay Area Governments
ACA     -- American Credit Association
AIG     -- American International Guaranty
AMBAC   -- American Municipal Bond Assurance Corporation
BIG     -- Bond Investors Guaranty
CGIC    -- Capital Guaranty Insurance Company
COP     -- Certificate of Participation
EDA     -- Economic Development Authority
EDR     -- Economic Development Revenue
FAIRS   -- Floating Adjustable Interest Rate Securities
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Financing Security Assurance
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage Association
GO      -- General Obligation Bonds
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Authority
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
INFLOS  -- Inverse Floaters
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
MVRICS  -- Municipal Variable Rate Inverse Coupon Security
PCR     -- Pollution Control Revenue
RIBS    -- Residual Interest Bonds
VA      -- Veterans Administration
VRDD    -- Variable Rate Daily Demand
VRWE    -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
18                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                               March 31, 1999
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost -- $239,075,286)                   $ 249,004,132
   Cash                                                                  67,797
   Interest receivable                                                3,642,833
   Receivable for Fund shares sold                                      227,898
--------------------------------------------------------------------------------
   Total Assets                                                     252,942,660
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                   4,582,907
   Payable for Fund shares purchased                                    132,121
   Investment advisory fees payable                                      67,143
   Administration fees payable                                           48,331
   Distribution fees payable                                             19,580
   Accrued expenses                                                      70,215
--------------------------------------------------------------------------------
   Total Liabilities                                                  4,920,297
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 248,022,363
================================================================================
NET ASSETS:
   Par value of capital shares                                    $      18,707
   Capital paid in excess of par value                              236,335,274
   Overdistributed net investment income                                 (3,338)
   Accumulated net realized gain from security transactions           1,742,874
   Net unrealized appreciation of investments                         9,928,846
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 248,022,363
================================================================================
Shares Outstanding:
   Class A                                                           12,787,045
--------------------------------------------------------------------------------
   Class B                                                            5,233,042
--------------------------------------------------------------------------------
   Class L                                                              686,324
--------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                        $13.26
--------------------------------------------------------------------------------
   Class B*                                                              $13.25
--------------------------------------------------------------------------------
   Class L**                                                             $13.25
--------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class A (net asset value plus 4.17% of net asset value per share)     $13.81
--------------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per share)     $13.38
================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 4).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  19

--------------------------------------------------------------------------------
Statement of Operations                        For the Year Ended March 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                       $  13,593,690
--------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 4)                                           741,720
   Investment advisory fees (Note 4)                                    722,522
   Administration fees (Note 4)                                         481,681
   Shareholder and system servicing fees                                 89,550
   Audit and legal                                                       52,300
   Shareholder communications                                            45,001
   Pricing service fees                                                  21,698
   Registration fees                                                     20,002
   Directors' fees                                                       14,502
   Custody                                                               11,405
   Other                                                                  5,392
--------------------------------------------------------------------------------
   Total Expenses                                                     2,205,773
--------------------------------------------------------------------------------
Net Investment Income                                                11,387,917
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 5):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                            124,985,489
     Cost of securities sold                                        120,560,131
--------------------------------------------------------------------------------
   Net Realized Gain                                                  4,425,358
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of year                                               13,623,222
     End of year                                                      9,928,846
--------------------------------------------------------------------------------
   Decrease in Net Unrealized Appreciation                           (3,694,376)
--------------------------------------------------------------------------------
Net Gain on Investments                                                 730,982
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $  12,118,899
================================================================================

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
20                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Changes in Net Assets             For the Year Ended March 31, 1999
--------------------------------------------------------------------------------

                                                        1999            1998
================================================================================
OPERATIONS:
   Net investment income                          $  11,387,917   $  11,227,379
   Net realized gain                                  4,425,358       3,094,901
   Increase (decrease) in net unrealized
   appreciation                                      (3,694,376)      6,771,520
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations            12,118,899      21,093,800
--------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM (NOTE 3):
   Net investment income                            (11,425,954)    (11,457,998)
   Net realized gains                                (4,138,625)     (1,015,534)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                  (15,564,579)    (12,473,532)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares                  37,708,339      26,651,401
   Net asset value of shares issued for
     reinvestment of dividends                        9,304,918       7,471,348
   Cost of shares reacquired                        (25,846,205)    (27,799,598)
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                         21,167,052       6,323,151
--------------------------------------------------------------------------------
Increase in Net Assets                               17,721,372      14,943,419

NET ASSETS:
   Beginning of year                                230,300,991     215,357,572
--------------------------------------------------------------------------------
   End of year*                                   $ 248,022,363   $ 230,300,991
================================================================================
* Includes undistributed (overdistributed) net
    investment income of:                               $(3,338)        $34,699
================================================================================

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  21

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney New Jersey Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (g) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within New Jersey, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting New Jersey.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated


--------------------------------------------------------------------------------
22                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSBC Fund Management Inc. ("SSBC") formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. ("CFBDS"), became the Fund's distributor. Prior to that date, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

On June 12, 1998, the Portfolio's existing Class C shares were renamed Class L shares. Effective June 15, 1998, Class L shares are being sold at net asset value plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% contingent deferred sales charge ("CDSC"), which applies if redemption occurs within the first year of purchase.

There is also a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred.


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  23

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the year ended March 31, 1999, SSB or CFBDS received sales charges of $341,000 and $25,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SSB or CFBDS were approximately:

                                                           Class B       Class L
================================================================================
CDSCs                                                      $51,000       $2,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares, calculated at the annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets for each class, respectively. For the year ended March 31, 1999, total Distribution Plan fees incurred were:

                                                Class A      Class B     Class L
================================================================================
Distribution Plan Fees                         $248,265     $440,192     $53,263
================================================================================

All officers and one Director of the Fund are employees of SSB.

5. Investments

During the year ended March 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $137,166,730
--------------------------------------------------------------------------------
Sales                                                                124,985,489
================================================================================

At March 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $10,954,997
Gross unrealized depreciation                                        (1,026,151)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $9,928,846
================================================================================

6. Capital Shares

At March 31, 1999, the Fund had 100 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.


--------------------------------------------------------------------------------
24                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At March 31, 1999, total paid-in capital amounted to the following for each class:

                                           Class A        Class B      Class L
================================================================================
Total Paid-in Capital                    $158,004,718   $69,227,082   $9,122,181
================================================================================

Transactions in shares of each class were as follows:

                                          Year Ended                     Year Ended
                                        March 31, 1999                 March 31, 1998
                                  -------------------------     --------------------------
                                     Shares        Amount          Shares         Amount
==========================================================================================
Class A
Shares sold                        1,710,440   $ 23,029,562      1,254,490    $ 16,808,489
Shares issued on reinvestment        468,877      6,294,593        382,956       5,097,645
Shares reacquired                 (1,171,864)   (15,777,162)    (1,331,406)    (17,702,432)
------------------------------------------------------------------------------------------
Net Increase                       1,007,453   $ 13,546,993        306,040    $  4,203,702
==========================================================================================
Class B
Shares sold                          834,214   $ 11,214,455        609,600    $  8,121,587
Shares issued on reinvestment        198,587      2,663,886        163,158       2,170,492
Shares reacquired                   (694,084)    (9,335,744)      (696,778)     (9,268,625)
------------------------------------------------------------------------------------------
Net Increase                         338,717   $  4,542,597         75,980    $  1,023,454
==========================================================================================
Class L+
Shares sold                          256,602   $  3,464,322        128,843    $  1,721,325
Shares issued on reinvestment         25,853        346,439         15,280         203,211
Shares reacquired                    (54,400)      (733,299)       (62,246)       (828,541)
------------------------------------------------------------------------------------------
Net Increase                         228,055   $  3,077,462         81,877    $  1,095,995
==========================================================================================

+     On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  25

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended March 31:

Class A Shares                        1999(1)     1998       1997       1996       1995
========================================================================================
Net Asset Value, Beginning of Year    $13.44     $12.92     $12.88     $12.62     $12.55
----------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                0.66       0.70       0.70       0.70       0.70
   Net realized and unrealized gain     0.05       0.59       0.02       0.26       0.07
----------------------------------------------------------------------------------------
Total Income From Operations            0.71       1.29       0.72       0.96       0.77
----------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income               (0.66)     (0.71)     (0.68)     (0.70)     (0.70)
   Net realized gains                  (0.23)     (0.06)        --         --         --
----------------------------------------------------------------------------------------
Total Distributions                    (0.89)     (0.77)     (0.68)     (0.70)     (0.70)
----------------------------------------------------------------------------------------
Net Asset Value, End of Year          $13.26     $13.44     $12.92     $12.88     $12.62
----------------------------------------------------------------------------------------
Total Return                            5.41%     10.20%      5.74%      7.77%      6.37%
----------------------------------------------------------------------------------------
Net Assets, End of Year (millions)    $  170     $  158     $  148     $  154     $  107
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                             0.75%      0.75%      0.76%      0.84%      0.88%*
   Net investment income                4.89       5.22       5.44       5.41       5.61
----------------------------------------------------------------------------------------
Portfolio Turnover Rate                   52%        55%        36%        22%       32%
========================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
* Expense ratio excludes interest expense. Expense ratio including interest expense would have been 0.89% for the year ended March 31, 1995.


--------------------------------------------------------------------------------
26                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended March 31:

Class B Shares                        1999(1)     1998       1997       1996       1995
========================================================================================
Net Asset Value, Beginning of Year    $13.44     $12.92     $12.88     $12.62     $12.55
----------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                0.59       0.63       0.64       0.63       0.63
   Net realized and unrealized gain     0.04       0.59       0.02       0.26       0.06
----------------------------------------------------------------------------------------
Total Income From Operations            0.63       1.22       0.66       0.89       0.69
----------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income               (0.59)     (0.64)     (0.62)     (0.63)     (0.62)
   Net realized gains                  (0.23)     (0.06)        --         --         --
----------------------------------------------------------------------------------------
Total Distributions                    (0.82)     (0.70)     (0.62)     (0.63)     (0.62)
----------------------------------------------------------------------------------------
Net Asset Value, End of Year          $13.25     $13.44     $12.92     $12.88     $12.62
----------------------------------------------------------------------------------------
Total Return                            4.80%      9.66%      5.23%      7.20%      5.76%
----------------------------------------------------------------------------------------
Net Assets, End of Year (000s)       $69,350    $65,773    $62,249    $63,272    $55,334
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                             1.28%      1.27%      1.28%      1.36%      1.39%*
   Net investment income                4.37       4.70       4.92       4.90       5.09
----------------------------------------------------------------------------------------
Portfolio Turnover Rate                  52%         55%        36%        22%       32%
========================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
* Expense ratio excludes interest expense. Expense ratio including interest expense would have been 1.40% for the year ended March 31, 1995.


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  27

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended March 31:

Class L Shares(1)                     1999(2)     1998       1997       1996       1995(3)
========================================================================================
Net Asset Value, Beginning of Year    $13.43     $12.92     $12.88     $12.62     $11.86
----------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                0.58       0.61       0.63       0.62       0.20
   Net realized and unrealized gain     0.05       0.59       0.02       0.27       0.74
----------------------------------------------------------------------------------------
Total Income From Operations            0.63       1.20       0.65       0.89       0.94
----------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income               (0.58)     (0.63)     (0.61)     (0.63)     (0.18)
   Net realized gains                  (0.23)     (0.06)        --         --         --
----------------------------------------------------------------------------------------
Total Distributions                    (0.81)     (0.69)     (0.61)     (0.63)     (0.18)
----------------------------------------------------------------------------------------
Net Asset Value, End of Year          $13.25     $13.43     $12.92     $12.88     $12.62
----------------------------------------------------------------------------------------
Total Return                            4.78%      9.50%      5.17%      7.17%      8.01%++
----------------------------------------------------------------------------------------
Net Assets, End of Year (000s)        $9,093     $6,153     $4,861     $3,812       $248
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                             1.32%      1.39%      1.32%      1.41%      1.44%+*
   Net investment income                4.32       4.58       4.88       4.82       5.05+
----------------------------------------------------------------------------------------
Portfolio Turnover Rate                   52%        55%        36%        22%       32%
========================================================================================

(1)   On June 12, 1998, Class C shares were renamed Class L shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the period from December 13, 1994 (inception date) to March 31, 1995.
* Expense ratio excludes interest expense. Expense ratio including interest expense would have been 1.45% for the period ended March 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
28                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
Smith Barney New Jersey Municipals Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney New Jersey Municipals Fund Inc. as of March 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 1995 were audited by other auditors whose report thereon, dated May 10, 1995, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney New Jersey Municipals Fund Inc. as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended, in conformity with generally accepted accounting principles.


                                                                    /s/ KPMG LLP

New York, New York
May 12, 1999


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  29

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended March 31, 1999:

      -- 100% of the dividends paid by the Fund from net investment income as tax-exempt for regular Federal income tax purposes.

      --    Long-term capital gain distributions paid of $2,678,819.*30


--------------------------------------------------------------------------------
30                                            1999 Annual Report to Shareholders

                                                    SALOMONSMITHBARNEY
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Directors
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt Dorsett
Elliot Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius Rose

James J. Crisona, Emeritus

Officers
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Joseph P. Deane
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator
SSBC Fund Management Inc.

Distributor
CFBDS, Inc.

Custodian
PNC Bank, N.A.

Shareholder Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney New Jersey Municipals Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney New Jersey
Municipals Fund Inc.
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD0370 5/99